COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 429,927	$ 382,275
Items not involving current cash flows	(199,581)	(196,583)
Changes in working capital balances	16,641	(2,945)
Other operating activities	(2,666)	684
Cash provided by operating activities	244,321	183,431
INVESTING ACTIVITIES
Property acquisitions	(1,045,659)	(930,878)
Proceeds from disposals, net	42,508	85,536
Investment property capital additions - Maintenance or improvements	(5,376)	(2,889)
Investment property capital additions - Developments or expansions	(49,598)	(27,407)
Investment property capital additions - Costs to complete acquired property	(8,622)
Other investing activities	(75)	(456)
Cash used in investing activities	(1,066,822)	(876,094)
FINANCING ACTIVITIES
Distributions paid	(163,064)	(136,897)
Other financing activities	1,521,261	480,422
Cash provided by financing activities	1,358,197	343,525
Effect of exchange rate changes	(3,093)	(10,431)
Net increase (decrease) in cash and cash equivalents during the year	532,603	(359,569)
Granite REIT
OPERATING ACTIVITIES
Net income (loss)	429,927	382,275
Items not involving current cash flows	(199,581)	(196,583)
Changes in working capital balances	16,108	(2,423)
Other operating activities	(2,666)	684
Cash provided by operating activities	243,788	183,953
INVESTING ACTIVITIES
Property acquisitions	(1,045,659)	(930,878)
Proceeds from disposals, net	42,508	85,536
Investment property capital additions - Maintenance or improvements	(5,376)	(2,889)
Investment property capital additions - Developments or expansions	(49,598)	(27,407)
Investment property capital additions - Costs to complete acquired property	(8,622)
Other investing activities	(75)	(456)
Cash used in investing activities	(1,066,822)	(876,094)
FINANCING ACTIVITIES
Distributions paid	(163,064)	(136,897)
Other financing activities	1,521,261	480,422
Cash provided by financing activities	1,358,197	343,525
Effect of exchange rate changes	(3,093)	(10,431)
Net increase (decrease) in cash and cash equivalents during the year	532,070	(359,047)
Granite GP
OPERATING ACTIVITIES
Net income (loss)	4	4
Items not involving current cash flows	(4)	(4)
Changes in working capital balances	533	(522)
Cash provided by operating activities	533	(522)
FINANCING ACTIVITIES
Net increase (decrease) in cash and cash equivalents during the year	533	(522)
Eliminations/Adjustments
OPERATING ACTIVITIES
Net income (loss)	(4)	(4)
Items not involving current cash flows	$ 4	$ 4